Loans and Advances to Customers - Summary of Changes in Loan Loss Provisions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Loans and advances to customers [Abstract]
Opening balance	€ 5,308	€ 5,786
Write-offs	(1,279)	(1,494)
Recoveries	59	94
Increase in loan loss provisions	676	974
Exchange rate differences	(136)	(55)
Changes in the composition of the group and other changes		3
Closing balance	€ 4,628	€ 5,308